Segment reporting - Items included in measure of adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Nigeria
Disclosure of operating segments [line items]
Power generation	$ 61.7	$ 57.9
Staff costs	8.0	9.8
Tower repairs and maintenance	5.0	5.2
SSA
Disclosure of operating segments [line items]
Power generation	22.7	29.2
Staff costs	8.4	8.2
Tower repairs and maintenance	5.7	7.9
Latam
Disclosure of operating segments [line items]
Power generation	1.2	1.1
Staff costs	4.4	7.1
Tower repairs and maintenance	$ 2.3	1.8
MENA
Disclosure of operating segments [line items]
Power generation		0.6
Staff costs		1.4
Tower repairs and maintenance		$ 0.7